October 15, 2015

Securities and Exchange Commission

Via EDGAR

Re:    Principal Funds, Inc.
File Nos. 033-59474, 811-07572
Interactive data files for previous 497 filing

Principal Funds, Inc. (the “Registrant”) is incorporating by reference the supplement filed on October 9, 2015 (SEC Accession No. 0000898745-15-000727).

Pursuant to Rule 497 under the Securities Act of 1933, as amended, the Registrant is filing interactive data files that relate to Form N-1A items 2-4 in the supplement that the Registrant is incorporating by reference.

Exhibit No.    Exhibits

Ex-101.INS    XBRL Instance Document

Ex-101.SCH    XBRL Taxonomy Extension Schema Document

Ex-101.CAL    XBRL Taxonomy Extension Calculations Linkbase Document

Ex-101.DEF    XBRL Taxonomy Extension Definition Linkbase Document

Ex-101.LAB    XBRL Taxonomy Extension Label Linkbase Document

Ex-101.PRE    XBRL Taxonomy Extension Presentation Linkbase Document